RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - CIK000178115 Alussa Energy Acquisition Corp	12 Months Ended
Dec. 31, 2020 shares
Initial Public Offering [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Redeemable warrants	14,375,000
Private Placement [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Warrants issued	8,750,000